CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Resident fees	$ 2,412,936	$ 2,290,322	$ 2,206,058
Management fees	30,786	13,595	5,591
Reimbursed costs incurred on behalf of managed communities	325,016	152,566	67,271
Total revenue	2,768,738	2,456,483	2,278,920
Expense
Facility operating expense (excluding depreciation and amortization of $229,072, $230,414 and $242,050, respectively)	1,630,919	1,508,571	1,437,930
General and administrative expense (including non-cash stock-based compensation expense of $25,520, $19,856 and $20,759 , respectively)	178,829	148,327	131,709
Facility lease expense	284,025	274,858	270,905
Depreciation and amortization	252,281	268,506	292,341
Gain on sale of communities, net	0	0	(3,298)
Asset impairment	27,677	16,892	13,075
Loss (gain) on acquisition	636	(1,982)	0
Costs incurred on behalf of managed communities	325,016	152,566	67,271
Gain on facility lease termination	(11,584)	0	4,608
Total operating expense	2,687,799	2,367,738	2,214,541
Income from operations	80,939	88,745	64,379
Interest income	4,012	3,538	2,238
Interest expense:
Debt	(128,338)	(124,873)	(132,641)
Amortization of deferred financing costs and debt discount	(18,081)	(13,427)	(8,963)
Change in fair value of derivatives and amortization	(364)	(3,878)	(4,118)
Loss on extinguishment of debt, net	(221)	(18,863)	(1,557)
Equity in (loss) earnings of unconsolidated ventures	(3,488)	1,432	168
Other non-operating income (expense)	593	56	(1,454)
Loss before income taxes	(64,948)	(67,270)	(81,948)
(Provision) benefit for income taxes	(1,519)	(1,780)	32,062
Net loss	$ (66,467)	$ (69,050)	$ (49,886)
Basic and diluted net loss per share	$ (0.54)	$ (0.57)	$ (0.42)
Weighted average shares used in computing basic and diluted net loss per share	121,991	121,161	120,010